Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

25.    Equity

Lifezone Holdings was incorporated on March 28, 2022, as a holding company for Lifezone Limited and acquired 100% of the equity interest in Lifezone Limited on June 24, 2022. Refer to Note 1.

Lifezone was incorporated on December 8, 2022, as a holding company for Lifezone Holdings and acquired 100% of the equity interest in Lifezone Holdings on July 6, 2023, as part of the SPAC Transaction. Refer to Note 1.

	December 31, 2023		December 31, 2022
	Number of Shares	$	Number of Shares	$
Share capital:

Lifezone Holding Limited
Number of ordinary shares in issue			58,300,082
Nominal average value per ordinary per share				0.0001
Nominal value of ordinary total shares: Lifezone Holdings Limited				3,101
Lifezone Metals Limited
Number of ordinary shares in issue	78,269,952
Nominal average value per ordinary per share		0.0001
Nominal value of ordinary total shares: Lifezone Metals Limited		7,828

The number of shares and nominal average value have been adjusted to retrospectively reflect the impact of the Flip-Up in accordance with the predecessor value method of accounting for the business combination under common control.

As disclosed on Note 1, immediately prior to the Closing date of the SPAC Transaction, holders of all outstanding LHL shares (620,290 total) were subsequently exchanged for LML shares at the Closing. On July 6, 2023, LML purchased the shares of LHL with a ratio of c. 94:1.

Reconciliation of Shareholders’ equity movement	December 31, 2023		Movements	December 31, 2022
	Number of Shares	$	$	Number of Shares	$
Share capital, beginning	58,300,082	3,101	—	58,300,082	1,843
Transactions with shareholders
Lifezone Holdings restricted stock units exercised	2,819,653	150	150	—	—
Lifezone Holdings share options, net settled exercised	1,560,396	83	83	—	—
	4,380,049	233	233	—	—
Total Lifezone Holdings Limited shares prior to share exchange	62,680,131	3,334		58,300,082	1,843

Share exchange transaction
Total Lifezone Holdings shares exchanged for Lifezone Metals shares	(62,680,131)	(3,334)	(3,334)
Reconciliation of Shareholders’ equity movement	December 31, 2023		Movements	December 31, 2022
	Number of Shares	$	$	Number of Shares	$
Exchange ratio of 94:1
Exchanged for Issue of Lifezone Metal Limited shares	62,680,131	6,268	6,268	—	—
Previous GoGreen Sponsor shareholders	6,468,600	647	647	—	—
Previous GoGreen public shareholders	1,527,554	153	153	—	—
PIPE Investors	7,017,317	702	702	—	—
Simulus Vendors	500,000	50	50	—	—
Issue of Lifezone Metal Limited shares	78,193,602	7,820	7,820	—	—

Issue of shares from warrants exercised	76,350	8	8	—	—

Share flip up transaction
Swap of Lifezone and KNL shares	—	—	—	(58,300,082)	(1,843)
Issue of Lifezone Holdings Limited shares	—	—	—	58,300,082	3,101
	—	—	—	—	1,258

Total transactions with shareholders	78,269,952	7,828	7,828	—	1,258

Share capital, ending	78,269,952	7,828	4,727	58,300,082	3,101

Share premium		184,610,307	158,933,651		25,676,656
Equity issuance fees		(5,923,979)	(5,683,979)		(240,000)
Total share premium		178,686,328	153,249,672		25,436,656

Lifezone Holdings restricted stock units		—	(14,379,698)		14,379,698
Lifezone Holdings share options		—	(11,103,650)		11,103,650
Previous Lifezone Holdings shareholders earnouts		248,464,035	248,464,035		—
Previous Sponsor earnouts		17,094,750	17,094,750		—
Total shared base payment reserve		265,558,785	240,075,437		25,483,348

Warrant reserves		15,017,257	15,017,257		—
Other reserves		(6,814,302)	8,680,952		(15,495,254)
Translations reserve		77,933	(37,931)		115,864
Redemption reserve		280,808	—		280,808

Accumulated deficit		(408,165,162)	(363,874,560)		(44,290,602)

Total Shareholders’ equity (deficit)		44,649,475	53,115,554		(8,466,079)

The comparative LHL shares have been retroactively restated as shares reflecting the exchange ratio of circa 94:1 established in the business combination. All fractional shares were rounded.

Share capital

Share capital reflects the par value of shares issued as shown on the consolidated statements of financial position in the presentational currency USD.

Share premium

Share premium reflects the excess of consideration received, net of issue costs, over par value of shares.

Other reserve

Other reserves reflect revaluation of Share-based payments and Restricted stock units.

Foreign currency translation reserve

The assets and liabilities of Lifezone’s foreign subsidiaries are translated into USD using the exchange rates in effect on the balance sheet dates. Equity accounts are translated at historical rates, except for the change in retained earnings during the year, which is the result of the period as shown in the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income. Revenue and expense accounts are translated using the weighted average exchange rate during the period. The cumulative translation adjustments associated with the net assets of foreign subsidiaries are recorded in Lifezone’s consolidated foreign currency translation reserve. Lifezone has subsidiaries functioning in GBP and AUD.

Accumulated deficit

This includes all current and prior period accumulated losses of the Lifezone.

Non-controlling Interest

In January 2021, KNL and the GoT established Tembo Nickel, a Tanzanian company in order to develop, process and refine future products from the Kabanga Nickel Project. Through the Treasury Registrar, the GoT owns a non-dilutable free-carried interest representing 16% of the issued share capital of Tembo Nickel. The government’s 16% interest in the arrangement is presented as a non-controlling interest in the audited consolidated financial statements of Lifezone.

In October 2022, BHP also agreed to invest a further $50 million into KNL in the form of equity under the Tranche 2 Subscription Agreement, as described in detail in Note 1. KNL satisfied substantially all the closing conditions and received the $50 million on February 15, 2023, and issued a stock certificate on the same day, bringing BHP’s interest in KNL from 8.9% as of December 31, 2022, to 17.0%, effective February 15, 2023. Associated with this transaction KNL paid $2.5 million equity issuance cost.

Share-based payments — restricted stock units

On November 10, 2021, restricted stock units were granted to Chris Showalter for 150 ordinary shares at $1.00 per share with a ten-year lapse date.

The restricted stock units vest only upon certain events being one of the following:

•        Asset sale — arm’s-length sale of all or substantially all of the assets of LHL

•        Share sale — arm’s-length sale of shares in LHL to a buyer which results in a change of control of LHL

•        Listing — listing of the shares of the Company, or a holding company formed for the purposes of the listing, on any recognized investment exchange such as the London Stock Exchange or the NYSE

The fair value of restricted stock units recognized as expensed in year ended December 31, 2023, was $Nil (2022: $Nil, 2021 $9,525,000) with a weighted remaining contractual life of Nil years (2022: 9 years, 2021: 10 years). The increase in the fair value of share-based payment reserves, assumed by Lifezone as part of the Flip-Up, are accounted for directly in equity under other reserves in 2022 and 2023 respectively.

The fair value of restricted stock units recognized on the statement of financial position ended December 31, 2023, was $Nil (2022: $14,379,698), included as part of share-based payment reserve.

	Restricted stock units	Fair value ($)
As at January 1, 2022	150	9,525,000
Granted	—	—
Released*	(150)	—
Exchanged*	30,000	—
Fair value adjustment	—	4,854,698
Outstanding at December 31, 2022	30,000	14,379,698

As at January 1, 2023	30,000	14,379,698
Exchanged**	(30,000)	(14,379,698)
Outstanding at December 31, 2023	—	—

*        As part of the Flip-Up transaction, as mentioned in Note 1, the 150 restricted stock units granted by subsidiary Lifezone Limited in 2021 units were exchanged for 30,000 restricted stock units in Lifezone Holdings in May 2022.

Under the BCA with GoGreen shareholders approved the merger in a special meeting held on June 29, 2023, prior to the SPAC Transaction closing. The GoGreen shareholder approval was the final legal hurdle in pursuing the merger with Lifezone Holdings.

**      The final transaction steps of the SPAC Transaction involved the exercise of all outstanding restricted stock units for shares in Lifezone Holdings, before all outstanding shares of Lifezone Holdings were exchanged for shares in Lifezone. On the Closing Date, Lifezone purchased the shares of Lifezone Holdings at a ratio of c. 94:1, translating in 2,819,653 new Lifezone shares.

Following the SPAC Transaction, as described in detail in Note 1, there are no restricted stock units outstanding as of December 31, 2023.

Share-based payments — share options

In 2021, the Board of Directors of Kabanga Nickel Limited approved the grant of a total of 18,054 share options to certain management personnel. Based on certain milestones, 11,916 (66.7%) units vested in 2021, but none of the units were exercised.

The remaining share options vest upon the following exit events:

•        Asset sale — arm’s-length sale of all or substantially all of the assets of LHL

•        Share sale — arm’s-length sale of shares in LHL to a buyer which results in a change of control of LHL

•        Listing — listing of the shares of the Company, or a holding company formed for the purposes of the listing, on any recognized investment exchange such as the London Stock Exchange or the NYSE

Share options recognized as expense in the year ended December 31, 2023, was $Nil (2022: $Nil, 2021 $463,094). The increase in the fair value of share-based payment reserves, assumed by Lifezone Holdings as part of the Flip-Up, are accounted for directly in equity under other reserves in 2022 and 2023 respectively.

The fair value of share options recognized on statement of financial position ended December 31, 2023, was $Nil (2022: $11,103,650 and 2021 $463,094), included as part of Share-based payment reserve, along with restricted stock units.

There were no share options granted in 2023 (2022: $Nil).

Following the SPAC Transaction as described in detail in Note 1, there were no share options outstanding as of December 31, 2023. The share options outstanding as of December 31, 2022, had a weighted remaining contractual life of 7.69 years. Prior to the exercise of all outstanding Lifezone Holdings share options the options had exercise prices ranging between $58.16 and $101.78 with a weighted exercise price of $74.58.

The number and weighted average exercise price of share options per ordinary share is as follows:

	Share Options
	Units	Weighted price ($)
Balance at January 1, 2022	—	—
Granted	18,054	74.58
Lapsed	—	—
Exercised	—	—
Outstanding at 31 December, 2022	18,054	74.58
Exchanged*	(18,054)	(74.58)
Outstanding at 31 December, 2023	—	—

As disclosed on Note 1, immediately prior to the Closing date of the SPAC Transaction, holders of all outstanding Lifezone Holdings options (18,054 in total) elected to exercise or settle, respectively, their options for Lifezone shares, and all outstanding LHL shares were subsequently exchanged for Lifezone shares at the Closing. On July 6, 2023, Lifezone purchased the shares of Lifezone Holdings with a ratio of c. 94:1, translating in 1,560,396 of new Lifezone shares.

The comparative Lifezone Holdings options have been retroactively restated reflecting the exchange ratio established in the business combination under common control. All fractional shares were rounded.

Share-based payments — Earnouts

Following the SPAC Transaction on July 6, 2023 (“Acquisition date”), as described in detail in Note 1, pursuant to earnout arrangements under the BCA, former Lifezone Holdings and Sponsor shareholder will receive additional Lifezone shares if the daily volume-weighted average price of Lifezone shares equals or exceeds (i) $14.00 per share for any 20-trading days within a 30- trading day period (“Trigger Event 1”) and (ii) $16.00 for any 20 trading days within a 30-trading day period (“Trigger Event 2”). Of the total shares issued and outstanding, 1,725,000 shares are issued but in escrow and relate to the Sponsor earnouts, which are subject to the occurrence of the two trigger events.

Classification

Management has assessed how the BCA earnout should be valued and classified in accordance with and have listed below key conditions under the agreements in the application IAS 32 — Financial Instruments: Presentation and IFRS 2 — Share-based Payment,

•        Management have assessed IAS 32 paragraph 4 exceptions for Financial Instruments and concluded the stated exceptions do not apply to the BCA earnout share agreements, therefore IFRS 2 rules need to be applied.

•        Furthermore, in accordance with IFRS 2, paragraph 2, as a result of the obligations created throughout the ancillary agreements attached to the Business Combination Agreement, management has concluded that IFRS 2 does apply to the BCA earnout share provisions.

•        The earnout triggering events are representative of market conditions as defined within paragraph 21 of IFRS 2; therefore, since no other vesting conditions are present, Lifezone is required to recognize the share-based payment at inception, irrespective of whether the market conditions identified above have been met.

•        In accordance with IFRS 2, market conditions constitute non-vesting conditions. As a result of the non-vesting conditions, Lifezone is required to recognize the share-based payment at inception, irrespective of whether the market condition has been met which in this case is considered to be representative of BOTH the measurement and grant date. Although the term “non-vesting condition” is not explicitly defined in IFRS 2, it is inferred to be any condition that does not meet the definition of a vesting condition (IFRS 2 BC364).

•        Non-vesting conditions are all requirements that do not represent service or performance conditions, but which have to be met in order for the counterparty to receive the share-based payment.

•        Lifezone has recognized the goods or services have been received in accordance with IFRS 2 paragraphs 10 – 22.

Accordingly, the earnouts are recognized as equity at the acquisition date under IFRS 2, with a related expense incurred. Earnouts grant date is July 6, 2023, which is the date the earnouts are granted.

The fair value of earnouts have been independently valued based on a Monte Carlo simulation model.

The assumptions used in the Monte Carlo model were as following:

Inputs
Valuation Date	July 6, 2023
Stock Price as of Measurement Date/BCA Date	$10.32
Equity Volatility (Pre BCA)	n/a
Equity Volatility (Post BCA)	94.0%
Risk-Free Rate (5.00 Years)	4.28%
Share Price Earnout Tranches	Beginning	Expiration	Share Price Hurdle
Sale Threshold Price for Tranche 1 – Triggering Event I	July 6, 2023	July 6, 2028	$14.00
Sale Threshold Price for Tranche 2 – Triggering Event II	July 6, 2023	July 6, 2028	$16.00
Days Above Threshold Price			20
Days Above Measurement Period			30
Change of Control Provisions			n/a
Change of Control Date			n/a
Probability of Change of Control			0%

Granted earnouts totaled 26,797,052 units. All earnouts are outstanding as of December 31, 2023. Average price of earnout shares as of December 31, 2023 is $9.91 per unit.

The following table illustrates the number and fair value of earnouts granted, and movements at valuation date as at December 31, 2023

	Share Earnout	Fair value per Earnout	Fair value ($)
Balance as at January 1, 2023	—		—
Granted – Lifezone Holdings ($14.00 per Share)	12,536,026	$9.98	125,109,539
Granted – Lifezone Holdings ($16.00 per Share)	12,536,026	$9.84	123,354,496
Outstanding as at December 31, 2023	25,072,052		248,464,035
	Share Earnout	Fair value per Earnout	Fair value ($)
Balance as at January 1, 2023	—		—
Granted – Sponsor shareholder ($14.00 per Share)	862,500	$9.98	8,607,750
Granted – Sponsor shareholder ($16.00 per Share)	862,500	$9.84	8,487,000
Outstanding as at December 31, 2023	1,725,000		17,094,750

Change in Control

Lifezone valued the Earnouts Shares as per assumptions listed above, and included no assumption of a Change of Control over the earnout period. Under different scenarios if change in control, the Earnout Shares either terminate the earnout shares or makes the earnout shares immediately payable.

Warrant reserve

As described in detail in Note 1, following Lifezone’s Form F-1 registration statement becoming effective on September 29, 2023, resulting in registering the resale of certain Lifezone Metals shares and (private) warrants owned by certain previous Lifezone Holdings and the Sponsor shareholders (including its limited partners).

Each Lifezone warrant represents the right to purchase one ordinary Lifezone share at an exercise price of $11.50 per share in cash.

Pursuant to the BCA, a 180-day lock-up period following the Closing Date applies to 667,500 warrants received by the Sponsor shareholders.

Classification

Warrants are classified as either a liability or equity on inception, depending on the terms of the agreement. Warrants are only classified as equity when they are settled by the entity delivering a fixed number of its own equity instruments and receiving a fixed amount of cash or another financial asset. Lifezone assesses the appropriate classification of warrants at the time of inception.

Management has assessed how both the Public Warrants and Private Placement Warrants should be valued and classified in accordance with IAS 32: Financial Instruments: Presentation.

Management have assessed IAS 32 paragraph 4 exceptions for Financial Instruments and assessed the warrants do not meet the exceptions allowed, therefore IAS 32 has been applied.

Management have reviewed the warrant agreement and the warrant assumption agreement’s, the mechanics of exercise to determine the accounting treatment, and have listed below key conditions under the agreements in the application of IAS 32, in particular to paragraphs 16A, 16B, 16C and 16D.

The agreements are representative of a contractual obligation, arising from a derivative financial instrument, that will or may result in the future receipt or delivery of the issuer’s own equity instruments.

The agreements are not representative of a puttable instrument as the issuer has the choice but not the obligation to repurchase or redeem the warrant instruments for cash or another financial asset.

•        The Private Warrants are identical to the Public Warrants,

•        The Warrant agreement requires Lifezone to issue a fixed number of shares for a fixed amount of cash,

•        Exercise of the warrants will be on a gross basis or on a cashless basis per the terms,

•        Lifezone may require the warrant holders to exercise on a “cashless” basis while the agreement explicitly states that Lifezone will not be in a position to net settle in cash.

Lifezone Metals Limited

Accordingly, the warrants are recognized as equity. Measurement date of warrants is July 5, 2023, the date the warrants are assumed as part of the business combination agreement which effected the SPAC merger.

The fair value of both the public warrants and private warrants outstanding have been independently valued using a Black-Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model are as below:

Inputs
Valuation Date – date of warrant assumption	July 5, 2023
Unit Issuance Date	October 21, 2021

Announcement Date	December 13, 2022
Business Combination Date	July 5, 2023
Exercise Date	August 4, 2023
Expiration Date	July 5, 2028
First Trading Date	December 13, 2021
Stock Price as of Measurement Date	$11.44
Strike Price	$11.50
Risk-Free Rate (5.00 Years)	4.16%
Redemption Threshold Price	$18.00
Days Above Threshold Price (Automatic Redemption)	20
Days Above Measurement Period	30
Probability of Acquisition	100%

Outputs

The fair value of outstanding Public Warrants have been valued at $1.05 per warrant unit at valuation date.

The fair value of outstanding Private Warrants have been valued at $0.57 per warrant unit at valuation date.

The number of warrants and fair value of outstanding Public Warrants as at December 31, 2023, is as follows:

	Number of Warrants	Fair value ($)
Balance as at January 1, 2023	—	—
Public Warrants ($11.50 per warrant)	13,800,000	14,490,000
Exercised	(76,350)	(80,168)
Outstanding as at December 31, 2023	13,723,650	14,409,833

On October 19, 2023, Lifezone received $878,025 from the exercise of 76,350 warrants.

The number of warrants and fair value of outstanding Private Warrants as at December 31, 2023, is as follows:

	Number of Warrants	Fair value ($)
Balance as at January 1, 2023	—	—
Private Warrants ($11.50 per warrant)	667,500	607,425
Outstanding as at December 31, 2023	667,500	607,425